GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION - Schedule of Long-Lived Assets by Region (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Revenues from External Customers and Long-Lived Assets
Total property and equipment and operating lease right-of-use assets, net	$ 69,504	$ 63,530
Israel
Revenues from External Customers and Long-Lived Assets
Total property and equipment and operating lease right-of-use assets, net	51,273	52,336
United States
Revenues from External Customers and Long-Lived Assets
Total property and equipment and operating lease right-of-use assets, net	551	441
Other countries
Revenues from External Customers and Long-Lived Assets
Total property and equipment and operating lease right-of-use assets, net	$ 17,680	$ 10,753